Segments - Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting Information [Line Items]
Net sales	$ 0	$ 4,361.7	$ 3,951.1
Equity in earnings in unconsolidated affiliates		(1.4)	2.1
Adjusted EBITDA	0	840.5	699.0
Investment in unconsolidated affiliates		14.3	15.8
Successor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		2,585.0	2,325.3
Equity in earnings in unconsolidated affiliates		(1.2)	1.8
Adjusted EBITDA		547.6	500.2
Investment in unconsolidated affiliates		7.2	7.7
Successor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		1,776.7	1,625.8
Equity in earnings in unconsolidated affiliates		(0.2)	0.3
Adjusted EBITDA		292.9	198.8
Investment in unconsolidated affiliates		7.1	8.1
Predecessor [Member]
Segment Reporting Information [Line Items]
Net sales				326.2	4,219.4
Equity in earnings in unconsolidated affiliates				(0.3)	0.6
Adjusted EBITDA				32.7	577.6
Investment in unconsolidated affiliates	7.9			8.7	7.9
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales				186.8	2,479.5
Equity in earnings in unconsolidated affiliates				0	0
Adjusted EBITDA				15.0	426.0
Investment in unconsolidated affiliates	0.8			2.0	0.8
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales				139.4	1,739.9
Equity in earnings in unconsolidated affiliates				(0.3)	0.6
Adjusted EBITDA				17.7	151.6
Investment in unconsolidated affiliates	$ 7.1			$ 6.7	$ 7.1